Loans Receivable Held for Sale (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable Held for Sale [Abstract]
Gross loans receivable before deferred loan origination costs	$ 40,503	$ 0
Net deferred loan origination costs	150	0
Loans receivable held for sale, net	$ 40,653	$ 0	$ 6,231